Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	£ 4,619	[1]	£ 3,444
Deferred tax liability	(37)	[1]	(15)
Net deferred tax asset	4,582		3,429
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	2,183		886
US Intermediate Holding Company Tax Group ('IHC Tax Group')
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,004		1,001
US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,002		1,048
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	£ 430		£ 509

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.